Taxes - Schedule of Income (Loss) Before Tax (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	$ 665,684	$ 783,659
Japan [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	(3,929,853)	(709,417)
Hong Kong [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	4,496,249	1,005,767
PRC [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	(22,875)	212,802
Malaysia [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	39,448	(6,227)
The United States [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	218,976	355,435
Canada [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	(53,379)	(74,701)
Australia [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	(82,882)
Vietnam [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax